Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - United States of America, Dollars $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 11,168
2026	11,445
2027	11,818
2028 and thereafter	4,132
Long-term loans	$ 38,563